SEGMENT DISCLOSURES - Disclosure of detailed information about entity reportable segments, assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Segments [Line Items]
Cash and cash equivalents	$ 103,303	$ 61,083	$ 23,368
Other Investments	11,200	4,767	69
Accounts and other receivable	14,462	20,144
Income tax receivable	177	52
Inventories	27,485	16,640
Prepaid expenses	5,135	2,284
Non-current deposits	599	591
Deferred financing costs		294
Non-current IVA receivable	4,256	2,676
Deferred income tax asset	936	12,753
Income tax receivable	3,570	0
Intangible assets	40	492
Right-of-use leased assets	664	861	1,337
Mineral properties, plant and equipment	122,197	87,955
Goodwill		0
Total assets	294,024	210,592
Accounts payable and accrued liabilities	31,991	27,764
Income taxes payable	4,228	3,038
Loans payable	10,494	9,672	8,875
Lease obligations	1,001	1,094	$ 1,238
Provision for reclamation and rehabilitation	7,397	8,876
Deferred income tax liability	1,506	1,077
Total liabilities	56,617	51,521
Corporate [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	67,913	23,370
Other Investments	11,200	4,767
Accounts and other receivable	35	1,475
Income tax receivable	137	0
Inventories	0	0
Prepaid expenses	1,229	1,095
Non-current deposits	76	76
Deferred financing costs		294
Non-current IVA receivable	0	0
Deferred income tax asset	0	0
Income tax receivable	0
Intangible assets	2	11
Right-of-use leased assets	564	649
Mineral properties, plant and equipment	373	309
Goodwill		0
Total assets	81,529	32,046
Accounts payable and accrued liabilities	9,788	11,008
Income taxes payable	29	4
Loans payable	43	439
Lease obligations	896	982
Provision for reclamation and rehabilitation	0	0
Deferred income tax liability	0	0
Total liabilities	10,756	12,433
Exploration [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	144	471
Other Investments	0	0
Accounts and other receivable	0	0
Income tax receivable	1	5
Inventories	0	0
Prepaid expenses	118	77
Non-current deposits	0	0
Deferred financing costs		0
Non-current IVA receivable	0	0
Deferred income tax asset	0	0
Income tax receivable	0
Intangible assets	1	79
Right-of-use leased assets	0	0
Mineral properties, plant and equipment	18,963	8,658
Goodwill		0
Total assets	19,227	9,290
Accounts payable and accrued liabilities	238	610
Income taxes payable	0	0
Loans payable	0	0
Lease obligations		0
Provision for reclamation and rehabilitation	0	0
Deferred income tax liability	0	0
Total liabilities	238	610
Guanacevi [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	27,060	25,456
Other Investments	0	0
Accounts and other receivable	6,706	6,573
Income tax receivable	3	15
Inventories	19,852	9,252
Prepaid expenses	844	731
Non-current deposits	321	306
Deferred financing costs		0
Non-current IVA receivable	1,434	1,475
Deferred income tax asset	0	9,445
Income tax receivable	0
Intangible assets	15	134
Right-of-use leased assets	100	0
Mineral properties, plant and equipment	54,234	40,386
Goodwill		0
Total assets	110,569	93,773
Accounts payable and accrued liabilities	15,247	10,547
Income taxes payable	3,563	2,367
Loans payable	2,005	3,105
Lease obligations	0	0
Provision for reclamation and rehabilitation	3,997	2,221
Deferred income tax liability	1,271	798
Total liabilities	26,083	19,038
Bolanitos [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	4,234	6,069
Other Investments	0	0
Accounts and other receivable	6,633	9,321
Income tax receivable	2	12
Inventories	7,057	4,645
Prepaid expenses	349	202
Non-current deposits	128	135
Deferred financing costs		0
Non-current IVA receivable	0	0
Deferred income tax asset	936	3,308
Income tax receivable	0
Intangible assets	17	135
Right-of-use leased assets	0	105
Mineral properties, plant and equipment	27,371	24,445
Goodwill		0
Total assets	46,727	48,377
Accounts payable and accrued liabilities	4,667	3,809
Income taxes payable	636	667
Loans payable	4,048	6,128
Lease obligations	105	112
Provision for reclamation and rehabilitation	3,237	1,978
Deferred income tax liability	235	279
Total liabilities	12,928	12,973
El Compas [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	3,349	4,579
Other Investments	0	0
Accounts and other receivable	308	1,949
Income tax receivable	2	0
Inventories	195	2,461
Prepaid expenses	20	20
Non-current deposits	0	0
Deferred financing costs		0
Non-current IVA receivable	0	0
Deferred income tax asset	0	0
Income tax receivable	0
Intangible assets	2	78
Right-of-use leased assets	0	107
Mineral properties, plant and equipment	2,005	3,584
Goodwill		0
Total assets	5,881	12,778
Accounts payable and accrued liabilities	141	1,018
Income taxes payable	0	0
Loans payable	0	0
Lease obligations	0	0
Provision for reclamation and rehabilitation	163	132
Deferred income tax liability	0	0
Total liabilities	304	1,150
El Cubo [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	236	1,120
Other Investments	0	0
Accounts and other receivable	777	642
Income tax receivable	32	20
Inventories	351	282
Prepaid expenses	98	114
Non-current deposits	74	74
Deferred financing costs		0
Non-current IVA receivable	164	347
Deferred income tax asset	0	0
Income tax receivable	3,570
Intangible assets	0	46
Right-of-use leased assets	0	0
Mineral properties, plant and equipment	0	3,127
Goodwill		0
Total assets	5,302	5,772
Accounts payable and accrued liabilities	333	580
Income taxes payable	0	0
Loans payable	0	0
Lease obligations	0	0
Provision for reclamation and rehabilitation	0	4,545
Deferred income tax liability	0	0
Total liabilities	333	5,125
Terronera [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	367	18
Other Investments	0	0
Accounts and other receivable	3	184
Income tax receivable	0	0
Inventories	30	0
Prepaid expenses	2,477	45
Non-current deposits	0	0
Deferred financing costs		0
Non-current IVA receivable	2,658	854
Deferred income tax asset	0	0
Income tax receivable	0
Intangible assets	3	9
Right-of-use leased assets	0	0
Mineral properties, plant and equipment	19,251	7,446
Goodwill		0
Total assets	24,789	8,556
Accounts payable and accrued liabilities	1,577	192
Income taxes payable	0	0
Loans payable	4,398	0
Lease obligations	0	0
Provision for reclamation and rehabilitation	0	0
Deferred income tax liability	0	0
Total liabilities	$ 5,975	$ 192